Quarterly Holdings Report
for
Fidelity® Series International Developed Markets Bond Index Fund
March 31, 2025
IDM-NPRT1-0525
1.9901935.103
Foreign Government and Government Agency Obligations - 99.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 4.7%
Australian Commonwealth 0.25% 11/21/2025 (b)	AUD	12,492,000	7,628,282
Australian Commonwealth 0.5% 9/21/2026 (b)	AUD	64,476,000	38,453,524
Australian Commonwealth 1% 11/21/2031 (b)	AUD	108,757,000	55,839,432
Australian Commonwealth 1% 12/21/2030 (b)	AUD	32,812,000	17,434,572
Australian Commonwealth 1.25% 5/21/2032	AUD	36,100,000	18,541,247
Australian Commonwealth 1.5% 6/21/2031	AUD	18,500,000	9,969,454
Australian Commonwealth 1.75% 11/21/2032 (b)	AUD	13,400,000	7,035,237
Australian Commonwealth 1.75% 6/21/2051 (b)	AUD	28,212,000	9,298,383
Australian Commonwealth 2.5% 5/21/2030	AUD	35,000,000	20,488,238
Australian Commonwealth 2.75% 11/21/2027 (b)	AUD	131,951,000	80,508,719
Australian Commonwealth 2.75% 11/21/2028 (b)	AUD	7,267,000	4,390,666
Australian Commonwealth 2.75% 11/21/2029 (b)	AUD	137,813,000	82,252,893
Australian Commonwealth 2.75% 5/21/2041 (b)	AUD	35,678,000	17,343,818
Australian Commonwealth 2.75% 6/21/2035 (b)	AUD	16,600,000	8,953,447
Australian Commonwealth 3% 11/21/2033 (b)	AUD	34,500,000	19,536,757
Australian Commonwealth 3% 3/21/2047 (b)	AUD	24,400,000	11,348,461
Australian Commonwealth 3.25% 4/21/2029 (b)	AUD	64,300,000	39,408,449
Australian Commonwealth 3.5% 12/21/2034 (b)	AUD	88,000,000	51,138,274
Australian Commonwealth 3.75% 4/21/2037 (b)	AUD	29,572,000	17,184,600
Australian Commonwealth 3.75% 5/21/2034 (b)	AUD	39,600,000	23,635,774
Australian Commonwealth 4.25% 4/21/2026 (b)	AUD	37,300,000	23,417,380
Australian Commonwealth 4.5% 4/21/2033 (b)	AUD	72,521,000	46,103,224
Australian Commonwealth 4.75% 4/21/2027 (b)	AUD	31,200,000	19,901,603
Australian Commonwealth 4.75% 6/21/2054 (b)	AUD	12,500,000	7,535,925
TOTAL AUSTRALIA			637,348,359
AUSTRIA - 4.8%
Austrian Republic 0% 10/20/2028 (b)(c)	EUR	8,400,000	8,356,613
Austrian Republic 0% 10/20/2040 (b)(c)	EUR	46,009,000	29,523,760
Austrian Republic 0% 2/20/2030 (b)(c)	EUR	65,562,000	62,684,009
Austrian Republic 0% 2/20/2031 (b)(c)	EUR	18,603,000	17,200,779
Austrian Republic 0.25% 10/20/2036 (b)(c)	EUR	24,709,000	19,102,188
Austrian Republic 0.5% 2/20/2029 (b)(c)	EUR	63,200,000	63,521,960
Austrian Republic 0.5% 4/20/2027 (b)(c)	EUR	58,716,000	61,382,327
Austrian Republic 0.7% 4/20/2071 (b)(c)	EUR	2,400,000	1,000,340
Austrian Republic 0.75% 10/20/2026 (b)(c)	EUR	41,310,000	43,738,713
Austrian Republic 0.75% 2/20/2028 (b)(c)	EUR	30,597,000	31,685,986
Austrian Republic 0.75% 3/20/2051 (b)(c)	EUR	43,477,000	25,337,838
Austrian Republic 0.85% 6/30/2120 (b)(c)	EUR	25,016,000	9,540,411
Austrian Republic 0.9% 2/20/2032 (b)(c)	EUR	36,230,000	34,491,186
Austrian Republic 1.5% 11/2/2086 (b)(c)	EUR	16,500,000	9,282,821
Austrian Republic 2.1% 9/20/2117 (b)(c)	EUR	6,220,000	4,396,610
Austrian Republic 2.9% 2/20/2033 (b)(c)	EUR	32,600,000	35,184,744
Austrian Republic 2.9% 2/20/2034 (b)(c)	EUR	77,000,000	82,461,469
Austrian Republic 2.9% 5/23/2029 (b)(c)	EUR	9,400,000	10,341,169
Austrian Republic 2.95% 2/20/2035 (b)(c)	EUR	3,000,000	3,201,858
Austrian Republic 3.15% 10/20/2053 (b)(c)	EUR	5,500,000	5,524,141
Austrian Republic 3.15% 6/20/2044 (b)(c)	EUR	35,580,000	36,679,243
Austrian Republic 3.8% 1/26/2062 (b)(c)	EUR	12,165,000	13,833,309
Austrian Republic 4.15% 3/15/2037 (b)(c)	EUR	16,199,000	19,070,466
Austrian Republic 4.85% 3/15/2026 (b)(c)	EUR	17,828,000	19,760,971
TOTAL AUSTRIA			647,302,911
BELGIUM - 4.6%
Kingdom of Belgium 0% 10/22/2027 (b)(c)	EUR	44,928,000	45,948,352
Kingdom of Belgium 0% 10/22/2031 (b)(c)	EUR	54,206,000	48,816,262
Kingdom of Belgium 0.1% 6/22/2030 (b)(c)	EUR	9,500,000	9,018,610
Kingdom of Belgium 0.35% 6/22/2032 (b)(c)	EUR	41,590,000	37,457,647
Kingdom of Belgium 0.65% 6/22/2071 (b)(c)	EUR	41,303,000	14,978,741
Kingdom of Belgium 0.8% 6/22/2027 (b)(c)	EUR	6,886,000	7,229,069
Kingdom of Belgium 0.8% 6/22/2028 (b)(c)	EUR	29,386,000	30,294,363
Kingdom of Belgium 0.9% 6/22/2029 (b)(c)	EUR	33,476,000	33,942,597
Kingdom of Belgium 1% 6/22/2026 (b)(c)	EUR	10,527,000	11,230,732
Kingdom of Belgium 1% 6/22/2031 (b)(c)	EUR	19,681,000	19,151,554
Kingdom of Belgium 1.4% 6/22/2053 (b)(c)	EUR	31,810,000	19,715,221
Kingdom of Belgium 1.6% 6/22/2047 (b)(c)	EUR	9,816,000	7,094,213
Kingdom of Belgium 1.7% 6/22/2050 (b)(c)	EUR	25,449,000	17,882,024
Kingdom of Belgium 1.9% 6/22/2038 (b)(c)	EUR	7,550,000	6,787,428
Kingdom of Belgium 2.15% 6/22/2066 (b)(c)	EUR	9,430,000	6,506,825
Kingdom of Belgium 2.7% 10/22/2029 (b)(c)	EUR	34,700,000	37,786,759
Kingdom of Belgium 2.85% 10/22/2034 (b)(c)	EUR	63,200,000	66,301,684
Kingdom of Belgium 3% 6/22/2033 (b)(c)	EUR	19,500,000	21,019,015
Kingdom of Belgium 3.1% 6/22/2035 (b)(c)	EUR	11,900,000	12,666,223
Kingdom of Belgium 3.3% 6/22/2054 (b)(c)	EUR	5,200,000	4,984,734
Kingdom of Belgium 3.45% 6/22/2043 (b)(c)	EUR	1,700,000	1,767,262
Kingdom of Belgium 3.75% 6/22/2045 (b)	EUR	31,138,000	33,469,354
Kingdom of Belgium 4.25% 3/28/2041 (b)(c)	EUR	44,660,000	51,612,782
Kingdom of Belgium 4.5% 3/28/2026 (b)(c)	EUR	12,960,000	14,332,949
Kingdom of Belgium 5% 3/28/2035 (b)(c)	EUR	46,949,000	58,284,088
TOTAL BELGIUM			618,278,488
CANADA - 4.7%
Canadian Government 0.25% 3/1/2026	CAD	27,528,000	18,736,562
Canadian Government 0.5% 12/1/2030	CAD	63,762,000	39,212,932
Canadian Government 1% 6/1/2027	CAD	6,319,000	4,258,305
Canadian Government 1.25% 3/1/2027	CAD	30,500,000	20,721,476
Canadian Government 1.25% 6/1/2030	CAD	12,150,000	7,860,245
Canadian Government 1.5% 12/1/2031	CAD	54,493,000	34,900,437
Canadian Government 1.5% 6/1/2026 (d)	CAD	21,563,000	14,819,964
Canadian Government 1.75% 12/1/2053	CAD	46,000,000	23,194,283
Canadian Government 2% 12/1/2051	CAD	59,969,000	32,509,082
Canadian Government 2% 6/1/2032	CAD	23,400,000	15,383,787
Canadian Government 2.25% 6/1/2029	CAD	700,000	480,493
Canadian Government 2.5% 12/1/2032	CAD	24,700,000	16,732,939
Canadian Government 2.75% 12/1/2055	CAD	3,900,000	2,458,630
Canadian Government 2.75% 12/1/2064	CAD	28,400,000	18,014,870
Canadian Government 2.75% 6/1/2033	CAD	15,500,000	10,667,548
Canadian Government 2.75% 9/1/2027	CAD	4,200,000	2,936,745
Canadian Government 3% 6/1/2034	CAD	100,400,000	70,080,547
Canadian Government 3.25% 11/1/2026	CAD	97,800,000	68,778,400
Canadian Government 3.25% 12/1/2033	CAD	33,700,000	24,024,291
Canadian Government 3.25% 12/1/2034	CAD	14,300,000	10,154,138
Canadian Government 3.5% 12/1/2045	CAD	8,519,000	6,201,436
Canadian Government 3.5% 3/1/2028	CAD	57,700,000	41,206,954
Canadian Government 3.5% 9/1/2029	CAD	102,500,000	73,859,404
Canadian Government 4% 3/1/2029	CAD	44,500,000	32,565,199
Canadian Government 4% 6/1/2041	CAD	19,381,000	14,903,592
Canadian Government 4% 8/1/2026	CAD	29,400,000	20,832,619
Canadian Government 5.75% 6/1/2029	CAD	4,040,000	3,155,667
Canadian Government 5.75% 6/1/2033	CAD	14,800,000	12,382,099
TOTAL CANADA			641,032,644
CYPRUS - 0.2%
Republic of Cyprus 0% 2/9/2026 (b)	EUR	5,219,000	5,518,193
Republic of Cyprus 0.625% 1/21/2030 (b)	EUR	10,782,000	10,459,842
Republic of Cyprus 0.95% 1/20/2032 (b)	EUR	1,900,000	1,816,459
Republic of Cyprus 1.25% 1/21/2040 (b)	EUR	11,474,000	8,846,446
Republic of Cyprus 2.25% 4/16/2050 (b)	EUR	3,919,000	3,049,896
Republic of Cyprus 2.375% 9/25/2028 (b)	EUR	2,600,000	2,783,182
Republic of Cyprus 2.75% 2/26/2034 (b)	EUR	4,289,000	4,499,029
Republic of Cyprus 3.25% 6/27/2031 (b)	EUR	4,500,000	4,976,061
TOTAL CYPRUS			41,949,108
DENMARK - 1.7%
Danish Kingdom 0% 11/15/2031	DKK	172,627,000	21,501,909
Danish Kingdom 0% 11/15/2031	DKK	12,602,000	1,572,772
Danish Kingdom 0.25% 11/15/2052	DKK	239,550,000	17,852,588
Danish Kingdom 0.5% 11/15/2027	DKK	143,587,000	20,074,377
Danish Kingdom 0.5% 11/15/2029	DKK	206,326,000	27,777,673
Danish Kingdom 1.75% 11/15/2025	DKK	86,698,000	12,556,367
Danish Kingdom 2.25% 11/15/2026	DKK	91,200,000	13,319,577
Danish Kingdom 2.25% 11/15/2033	DKK	411,800,000	58,746,906
Danish Kingdom 4.5% 11/15/2039	DKK	310,564,000	54,222,274
TOTAL DENMARK			227,624,443
ESTONIA - 0.0%
Republic of Estonia 0.125% 6/10/2030 (b)	EUR	2,467,000	2,299,949
Republic of Estonia 3.25% 1/17/2034 (b)	EUR	2,200,000	2,341,583
Republic of Estonia 4% 10/12/2032 (b)	EUR	6,500,000	7,416,491
TOTAL ESTONIA			12,058,023
FINLAND - 3.2%
Finnish Government 0% 9/15/2026 (b)(c)	EUR	17,640,000	18,507,249
Finnish Government 0% 9/15/2030 (b)(c)	EUR	17,105,000	16,059,539
Finnish Government 0.125% 4/15/2036 (b)(c)	EUR	23,991,000	18,549,499
Finnish Government 0.125% 4/15/2052 (b)(c)	EUR	25,200,000	11,494,138
Finnish Government 0.125% 9/15/2031 (b)(c)	EUR	28,767,000	26,316,092
Finnish Government 0.25% 9/15/2040 (b)(c)	EUR	22,189,000	14,947,618
Finnish Government 0.5% 4/15/2043 (b)(c)	EUR	62,270,000	40,807,566
Finnish Government 0.5% 9/15/2027 (b)(c)	EUR	13,808,000	14,329,873
Finnish Government 0.5% 9/15/2028 (b)(c)	EUR	19,079,000	19,381,918
Finnish Government 0.5% 9/15/2029 (b)(c)	EUR	21,445,000	21,262,443
Finnish Government 1.125% 4/15/2034 (b)(c)	EUR	2,320,000	2,131,721
Finnish Government 1.375% 4/15/2027 (b)(c)	EUR	8,500,000	9,053,080
Finnish Government 1.375% 4/15/2047 (b)(c)	EUR	5,710,000	4,186,901
Finnish Government 1.5% 9/15/2032 (b)(c)	EUR	22,160,000	21,761,118
Finnish Government 2.75% 7/4/2028 (b)(c)	EUR	20,413,000	22,385,367
Finnish Government 2.875% 4/15/2029 (b)(c)	EUR	68,800,000	75,638,042
Finnish Government 2.95% 4/15/2055 (b)(c)	EUR	13,000,000	12,509,404
Finnish Government 3% 9/15/2033 (b)(c)	EUR	38,000,000	41,112,410
Finnish Government 3% 9/15/2034 (b)(c)	EUR	35,500,000	38,104,549
TOTAL FINLAND			428,538,527
FRANCE - 6.6%
French Government 0% 11/25/2029 (b)(c)	EUR	50,654,000	48,453,159
French Government 0% 11/25/2030 (b)(c)	EUR	24,200,000	22,339,030
French Government 0% 11/25/2031 (b)(c)	EUR	80,369,000	71,413,409
French Government 0% 2/25/2027 (b)(c)	EUR	26,074,000	27,071,138
French Government 0% 5/25/2032 (b)(c)	EUR	22,900,000	19,942,709
French Government 0.5% 5/25/2029 (b)(c)	EUR	31,290,000	31,085,044
French Government 0.5% 5/25/2040 (b)(c)	EUR	24,343,000	16,520,774
French Government 0.5% 5/25/2072 (b)(c)	EUR	27,870,000	8,818,437
French Government 0.5% 6/25/2044 (b)(c)	EUR	7,500,000	4,468,180
French Government 0.75% 11/25/2028 (b)(c)	EUR	27,662,000	28,105,079
French Government 0.75% 2/25/2028 (b)(c)	EUR	14,300,000	14,782,159
French Government 0.75% 5/25/2028 (b)(c)	EUR	12,780,000	13,137,239
French Government 0.75% 5/25/2052 (b)(c)	EUR	34,264,000	17,429,532
French Government 0.75% 5/25/2053 (b)(c)	EUR	15,200,000	7,512,720
French Government 1.25% 5/25/2036 (b)(c)	EUR	75,986,000	65,216,346
French Government 1.5% 5/25/2050 (b)(c)	EUR	9,827,000	6,487,420
French Government 1.75% 5/25/2066 (b)(c)	EUR	4,110,000	2,454,562
French Government 1.75% 6/25/2039 (b)(c)	EUR	6,190,000	5,282,886
French Government 2% 11/25/2032 (b)(c)	EUR	32,000,000	31,932,363
French Government 2% 5/25/2048 (b)(c)	EUR	70,000	53,691
French Government 2.5% 5/25/2030 (b)(c)	EUR	50,278,000	53,720,934
French Government 2.5% 5/25/2043 (b)(c)	EUR	58,800,000	52,416,986
French Government 2.5% 9/24/2026 (b)(c)	EUR	47,400,000	51,525,264
French Government 2.5% 9/24/2027 (b)(c)	EUR	80,500,000	87,507,129
French Government 2.75% 10/25/2027 (b)(c)	EUR	40,810,000	44,647,414
French Government 2.75% 2/25/2030 (b)(c)	EUR	22,700,000	24,556,555
French Government 3% 11/25/2034 (b)(c)	EUR	57,300,000	59,982,510
French Government 3% 5/25/2033 (b)(c)	EUR	4,600,000	4,900,748
French Government 3% 5/25/2054 (b)(c)	EUR	3,200,000	2,839,234
French Government 3.2% 5/25/2035 (b)(c)	EUR	9,500,000	10,058,536
French Government 3.25% 5/25/2045 (b)(c)	EUR	11,653,000	11,510,980
French Government 3.25% 5/25/2055 (b)(c)	EUR	900,000	833,844
French Government 3.5% 11/25/2033 (b)(c)	EUR	15,700,000	17,253,635
French Government 3.5% 4/25/2026 (b)(c)	EUR	2,216,000	2,431,216
French Government 4% 4/25/2060 (b)(c)	EUR	24,600,000	26,163,128
French Government 4.5% 4/25/2041 (b)(c)	EUR	1,710,000	2,011,487
French Government 4.75% 4/25/2035 (b)(c)	EUR	36,000	43,294
TOTAL FRANCE			894,908,771
GERMANY - 5.3%
German Federal Republic 0% 10/10/2025 (b)(e)	EUR	26,674,000	28,533,692
German Federal Republic 0% 10/9/2026 (b)	EUR	15,949,000	16,738,942
German Federal Republic 0% 2/15/2032 (b)(e)	EUR	8,590,000	7,846,199
German Federal Republic 0% 4/10/2026 (b)	EUR	11,500,000	12,180,896
German Federal Republic 0% 4/16/2027 (b)(e)	EUR	58,190,000	60,440,800
German Federal Republic 0% 5/15/2036 (b)	EUR	14,965,000	11,854,809
German Federal Republic 0% 8/15/2029 (b)	EUR	14,992,000	14,724,444
German Federal Republic 0% 8/15/2030 (b)(e)	EUR	31,124,000	29,760,670
German Federal Republic 0% 8/15/2031 (b)	EUR	17,740,000	16,475,012
German Federal Republic 0% 8/15/2050 (b)	EUR	16,203,000	8,216,935
German Federal Republic 0% 8/15/2052 (b)	EUR	13,519,000	6,457,105
German Federal Republic 0.25% 2/15/2027 (b)	EUR	1,710,000	1,790,392
German Federal Republic 0.25% 2/15/2029 (b)(e)	EUR	20,250,000	20,370,242
German Federal Republic 1.25% 8/15/2048 (b)	EUR	4,320,000	3,280,202
German Federal Republic 1.3% 10/15/2027 (b)(e)	EUR	60,100,000	63,827,882
German Federal Republic 1.7% 8/15/2032 (b)	EUR	17,500,000	17,894,999
German Federal Republic 1.8% 8/15/2053 (b)(e)	EUR	17,000,000	13,983,355
German Federal Republic 2.1% 11/15/2029 (b)	EUR	5,600,000	6,005,948
German Federal Republic 2.1% 4/12/2029 (b)	EUR	10,400,000	11,192,374
German Federal Republic 2.2% 2/15/2034 (b)(e)	EUR	31,000,000	32,307,770
German Federal Republic 2.2% 4/13/2028 (b)	EUR	19,000,000	20,603,170
German Federal Republic 2.3% 2/15/2033 (b)(e)	EUR	20,600,000	21,843,006
German Federal Republic 2.4% 10/19/2028 (b)	EUR	9,900,000	10,788,743
German Federal Republic 2.4% 11/15/2030 (b)	EUR	6,400,000	6,925,213
German Federal Republic 2.5% 10/11/2029 (b)	EUR	35,600,000	38,855,741
German Federal Republic 2.5% 2/15/2035 (b)	EUR	10,400,000	11,021,883
German Federal Republic 2.5% 3/19/2026 (b)	EUR	11,500,000	12,481,556
German Federal Republic 2.5% 7/4/2044 (b)(e)	EUR	31,152,000	31,032,530
German Federal Republic 2.5% 8/15/2046 (b)	EUR	4,481,000	4,429,627
German Federal Republic 2.5% 8/15/2054 (b)(e)	EUR	23,400,000	22,469,308
German Federal Republic 2.6% 8/15/2034 (b)	EUR	46,500,000	49,868,653
German Federal Republic 2.9% 6/18/2026 (b)	EUR	14,300,000	15,617,401
German Federal Republic 3.25% 7/4/2042 (b)(e)	EUR	31,970,000	35,580,101
German Federal Republic 4% 1/4/2037 (b)(e)	EUR	8,010,000	9,644,590
German Federal Republic 4.75% 7/4/2034 (b)	EUR	650,000	822,961
German Federal Republic 4.75% 7/4/2040 (b)	EUR	15,931,000	20,900,743
German Federal Republic 5.5% 1/4/2031 (b)(e)	EUR	12,481,000	15,734,103
German Federal Republic 6.5% 7/4/2027 (b)	EUR	4,770,000	5,660,461
TOTAL GERMANY			718,162,458
GREECE - 2.2%
Greek Government 1.875% 1/24/2052 (b)(c)	EUR	27,600,000	19,135,869
Greek Government 2% 4/22/2027 (b)(c)	EUR	6,400,000	6,902,012
Greek Government 3.375% 6/15/2034 (b)(c)	EUR	46,300,000	49,759,525
Greek Government 3.875% 3/12/2029 (b)(c)	EUR	29,100,000	32,962,294
Greek Government 3.875% 6/15/2028 (b)(c)	EUR	26,300,000	29,707,076
Greek Government 3.9% 1/30/2033 (b)	EUR	100,200,000	112,630,022
Greek Government 4.2% 1/30/2042 (b)	EUR	31,700,000	34,905,497
Greek Government 4.25% 6/15/2033 (b)(c)	EUR	7,000,000	8,055,194
Greek Government Treasury Bills 0% 2/12/2026 (b)(c)	EUR	6,300,000	6,691,445
TOTAL GREECE			300,748,934
HONG KONG - 0.1%
Hong Kong Government 1.25% 6/29/2027	HKD	66,600,000	8,256,764
Hong Kong Government 1.59% 3/4/2036	HKD	33,800,000	3,598,646
Hong Kong Government 1.68% 1/21/2026	HKD	33,050,000	4,199,016
Hong Kong Government 1.89% 3/2/2032	HKD	1,600,000	187,387
Hong Kong Government 1.97% 1/17/2029	HKD	36,000,000	4,456,830
Hong Kong Government 2.02% 3/7/2034	HKD	12,000,000	1,378,059
Hong Kong Government 2.13% 7/16/2030	HKD	4,750,000	580,559
TOTAL HONG KONG			22,657,261
IRELAND - 3.0%
Republic of Ireland 0% 10/18/2031 (b)	EUR	14,131,000	12,804,117
Republic of Ireland 0.2% 10/18/2030 (b)	EUR	5,245,000	4,970,191
Republic of Ireland 0.2% 5/15/2027 (b)	EUR	30,134,000	31,299,958
Republic of Ireland 0.35% 10/18/2032 (b)	EUR	36,012,000	32,432,550
Republic of Ireland 0.4% 5/15/2035 (b)	EUR	24,240,000	20,135,331
Republic of Ireland 0.55% 4/22/2041 (b)	EUR	13,006,000	9,300,118
Republic of Ireland 0.9% 5/15/2028 (b)	EUR	19,128,000	19,871,956
Republic of Ireland 1% 5/15/2026 (b)	EUR	12,817,000	13,690,039
Republic of Ireland 1.1% 5/15/2029 (b)	EUR	62,829,000	64,492,593
Republic of Ireland 1.35% 3/18/2031 (b)	EUR	35,400,000	35,605,448
Republic of Ireland 1.5% 5/15/2050 (b)	EUR	30,643,000	22,700,292
Republic of Ireland 1.7% 5/15/2037 (b)	EUR	2,690,000	2,479,158
Republic of Ireland 2% 2/18/2045 (b)	EUR	21,684,000	18,923,719
Republic of Ireland 2.4% 5/15/2030 (b)	EUR	26,160,000	28,083,199
Republic of Ireland 2.6% 10/18/2034 (b)	EUR	32,600,000	34,101,746
Republic of Ireland 3% 10/18/2043 (b)	EUR	39,300,000	40,670,181
Republic of Ireland 3.15% 10/18/2055 (b)	EUR	10,000,000	10,144,973
TOTAL IRELAND			401,705,569
ITALY - 6.2%
Italian Republic 0% 4/1/2026 (b)	EUR	18,671,000	19,769,769
Italian Republic 0% 8/1/2026 (b)	EUR	12,600,000	13,253,482
Italian Republic 0.25% 3/15/2028 (b)	EUR	24,775,000	25,153,557
Italian Republic 0.45% 2/15/2029 (b)	EUR	29,560,000	29,423,622
Italian Republic 0.6% 8/1/2031 (b)(c)	EUR	17,143,000	15,797,146
Italian Republic 0.95% 3/1/2037 (b)(c)	EUR	41,747,000	32,476,305
Italian Republic 0.95% 6/1/2032 (b)	EUR	19,640,000	18,025,143
Italian Republic 0.95% 8/1/2030 (b)	EUR	16,920,000	16,461,023
Italian Republic 1.1% 4/1/2027 (b)	EUR	27,790,000	29,399,660
Italian Republic 1.65% 3/1/2032 (b)(c)	EUR	1,710,000	1,662,741
Italian Republic 1.7% 9/1/2051 (b)(c)	EUR	5,786,000	3,696,683
Italian Republic 1.8% 3/1/2041 (b)(c)	EUR	31,210,000	24,432,187
Italian Republic 2.15% 3/1/2072 (b)(c)	EUR	10,800,000	6,754,454
Italian Republic 2.15% 9/1/2052 (b)(c)	EUR	22,110,000	15,411,663
Italian Republic 2.5% 12/1/2032 (b)	EUR	18,000,000	18,270,177
Italian Republic 2.65% 12/1/2027 (b)	EUR	14,400,000	15,691,471
Italian Republic 2.7% 3/1/2047 (b)(c)	EUR	1,950,000	1,624,461
Italian Republic 2.8% 3/1/2067 (b)(c)	EUR	4,900,000	3,674,976
Italian Republic 2.8% 6/15/2029 (b)	EUR	16,700,000	18,115,977
Italian Republic 2.95% 2/15/2027 (b)	EUR	31,500,000	34,490,322
Italian Republic 3% 10/1/2029 (b)	EUR	45,800,000	49,829,100
Italian Republic 3% 8/1/2029 (b)	EUR	18,611,000	20,343,628
Italian Republic 3.15% 11/15/2031 (b)(c)	EUR	10,200,000	10,927,416
Italian Republic 3.25% 9/1/2046 (b)(c)	EUR	4,530,000	4,156,717
Italian Republic 3.35% 7/1/2029 (b)	EUR	27,000,000	29,848,194
Italian Republic 3.45% 7/15/2027 (b)	EUR	19,000,000	21,060,372
Italian Republic 3.45% 7/15/2031 (b)	EUR	41,600,000	45,534,332
Italian Republic 3.5% 1/15/2026 (b)	EUR	17,100,000	18,673,357
Italian Republic 3.5% 3/1/2030 (b)(c)	EUR	5,600,000	6,235,933
Italian Republic 3.65% 8/1/2035 (b)(c)	EUR	10,600,000	11,289,389
Italian Republic 3.7% 6/15/2030 (b)	EUR	5,900,000	6,591,820
Italian Republic 3.8% 8/1/2028 (b)	EUR	9,700,000	10,908,112
Italian Republic 3.85% 12/15/2029 (b)	EUR	5,900,000	6,657,117
Italian Republic 3.85% 2/1/2035 (b)	EUR	50,800,000	55,311,021
Italian Republic 3.85% 7/1/2034 (b)	EUR	18,200,000	19,950,334
Italian Republic 4% 11/15/2030 (b)	EUR	3,000,000	3,394,772
Italian Republic 4% 2/1/2037 (b)(c)	EUR	137,000	149,806
Italian Republic 4.2% 3/1/2034 (b)	EUR	18,800,000	21,195,651
Italian Republic 4.35% 11/1/2033 (b)	EUR	10,500,000	11,991,566
Italian Republic 4.4% 5/1/2033 (b)	EUR	7,400,000	8,510,293
Italian Republic 4.45% 9/1/2043 (b)(c)	EUR	51,300,000	56,415,245
Italian Republic 4.5% 10/1/2053 (b)(c)	EUR	6,900,000	7,446,884
Italian Republic 4.75% 9/1/2044 (b)(c)	EUR	11,726,000	13,413,266
Italian Republic 5% 8/1/2034 (b)(c)	EUR	9,900,000	11,830,487
Italian Republic 6% 5/1/2031 (b)	EUR	13,509,000	16,930,699
Italian Republic 7.25% 11/1/2026 (b)	EUR	19,492,000	22,755,248
TOTAL ITALY			834,935,578
JAPAN - 20.3%
Japan Government 0.005% 3/20/2026	JPY	676,550,000	4,484,021
Japan Government 0.005% 6/20/2026	JPY	4,721,750,000	31,215,996
Japan Government 0.005% 6/20/2027	JPY	2,590,000,000	16,951,299
Japan Government 0.005% 8/1/2025	JPY	2,931,600,000	19,518,526
Japan Government 0.1% 3/20/2027	JPY	3,530,000,000	23,205,414
Japan Government 0.1% 3/20/2028	JPY	4,846,600,000	31,552,177
Japan Government 0.1% 6/20/2031	JPY	1,077,900,000	6,728,557
Japan Government 0.1% 9/20/2027	JPY	30,000,000	196,274
Japan Government 0.1% 9/20/2028	JPY	1,415,100,000	9,154,798
Japan Government 0.2% 12/20/2027	JPY	1,559,000,000	10,203,296
Japan Government 0.2% 12/20/2028	JPY	7,138,500,000	46,199,645
Japan Government 0.2% 6/20/2028	JPY	3,820,600,000	24,875,547
Japan Government 0.2% 6/20/2036	JPY	703,100,000	4,002,453
Japan Government 0.3% 12/20/2025	JPY	1,286,300,000	8,559,611
Japan Government 0.3% 12/20/2028	JPY	3,077,800,000	19,992,670
Japan Government 0.3% 5/1/2026	JPY	731,000,000	4,854,359
Japan Government 0.3% 9/20/2028	JPY	2,825,200,000	18,407,217
Japan Government 0.4% 12/20/2028	JPY	410,800,000	2,678,184
Japan Government 0.4% 3/20/2029	JPY	6,712,800,000	43,650,431
Japan Government 0.4% 6/20/2033	JPY	8,067,700,000	49,953,688
Japan Government 0.4% 6/20/2041	JPY	27,727,900,000	143,370,195
Japan Government 0.4% 8/1/2026	JPY	1,537,400,000	10,202,764
Japan Government 0.4% 9/1/2026	JPY	5,378,400,000	35,673,003
Japan Government 0.4% 9/20/2028	JPY	2,067,700,000	13,516,767
Japan Government 0.5% 11/1/2026	JPY	15,698,800,000	104,185,229
Japan Government 0.5% 12/20/2032	JPY	2,367,200,000	14,887,366
Japan Government 0.5% 3/20/2029	JPY	579,600,000	3,784,461
Japan Government 0.5% 3/20/2033	JPY	5,011,300,000	31,402,565
Japan Government 0.5% 3/20/2060	JPY	335,100,000	1,176,883
Japan Government 0.5% 6/20/2029	JPY	2,644,400,000	17,220,070
Japan Government 0.6% 1/1/2027	JPY	80,500,000	534,625
Japan Government 0.6% 12/20/2033	JPY	15,759,800,000	98,464,339
Japan Government 0.6% 12/20/2036	JPY	8,330,000,000	49,190,263
Japan Government 0.6% 3/20/2029	JPY	4,490,100,000	29,432,772
Japan Government 0.6% 6/20/2029	JPY	2,487,200,000	16,265,714
Japan Government 0.6% 9/20/2029	JPY	4,297,600,000	28,048,007
Japan Government 0.7% 3/20/2061	JPY	5,478,500,000	20,521,272
Japan Government 0.7% 6/20/2051	JPY	5,858,150,000	26,009,967
Japan Government 0.7% 9/20/2029	JPY	14,081,600,000	92,300,715
Japan Government 0.8% 3/1/2027	JPY	6,614,300,000	44,073,137
Japan Government 0.8% 3/20/2034	JPY	13,648,100,000	86,445,549
Japan Government 0.8% 3/20/2042	JPY	12,868,900,000	70,200,240
Japan Government 0.8% 9/20/2033	JPY	5,624,900,000	35,874,254
Japan Government 0.9% 12/20/2029	JPY	6,294,600,000	41,554,684
Japan Government 0.9% 6/20/2042	JPY	3,810,000,000	21,055,972
Japan Government 0.9% 9/20/2034	JPY	46,405,100,000	294,459,990
Japan Government 1% 3/20/2052	JPY	6,313,200,000	30,133,229
Japan Government 1.1% 12/20/2029	JPY	3,619,600,000	24,137,585
Japan Government 1.1% 3/20/2043	JPY	4,675,100,000	26,426,362
Japan Government 1.1% 6/20/2034	JPY	683,400,000	4,430,231
Japan Government 1.1% 6/20/2043	JPY	6,114,400,000	34,425,552
Japan Government 1.2% 12/20/2034	JPY	6,881,100,000	44,702,606
Japan Government 1.2% 6/20/2053	JPY	5,376,400,000	26,693,097
Japan Government 1.3% 12/20/2043	JPY	10,894,400,000	63,100,940
Japan Government 1.3% 3/20/2063	JPY	4,059,800,000	18,462,495
Japan Government 1.3% 6/20/2052	JPY	2,660,000,000	13,709,313
Japan Government 1.4% 12/20/2042	JPY	7,799,400,000	46,574,362
Japan Government 1.4% 3/20/2053	JPY	5,827,900,000	30,580,253
Japan Government 1.4% 9/20/2052	JPY	2,841,600,000	14,988,734
Japan Government 1.6% 12/20/2052	JPY	7,051,200,000	38,995,266
Japan Government 1.6% 12/20/2053	JPY	5,076,700,000	27,786,293
Japan Government 1.6% 3/20/2033	JPY	4,250,200,000	28,972,145
Japan Government 1.6% 3/20/2044	JPY	11,772,500,000	71,569,014
Japan Government 1.7% 9/20/2032	JPY	200,000,000	1,375,678
Japan Government 1.8% 3/20/2054	JPY	5,102,100,000	29,266,236
Japan Government 1.8% 9/20/2044	JPY	29,495,300,000	184,530,966
Japan Government 1.8% 9/20/2053	JPY	2,224,000,000	12,806,349
Japan Government 1.9% 6/20/2044	JPY	968,600,000	6,174,849
Japan Government 2.1% 6/20/2027	JPY	730,000,000	5,000,931
Japan Government 2.2% 3/20/2064	JPY	22,737,000,000	134,754,509
Japan Government 2.3% 3/20/2040	JPY	1,641,350,000	11,452,353
Japan Government 2.4% 3/20/2048	JPY	4,353,800,000	29,434,811
Japan Government 2.4% 6/20/2028	JPY	4,480,650,000	31,252,825
Japan Government 2.5% 6/20/2034	JPY	8,518,600,000	62,053,619
TOTAL JAPAN			2,760,025,569
LATVIA - 0.5%
Republic of Latvia 0% 1/24/2029 (b)	EUR	7,000,000	6,767,305
Republic of Latvia 0% 3/17/2031 (b)	EUR	5,378,000	4,820,943
Republic of Latvia 0.25% 1/23/2030 (b)	EUR	2,400,000	2,263,593
Republic of Latvia 0.375% 10/7/2026 (b)	EUR	6,887,000	7,189,846
Republic of Latvia 1.125% 5/30/2028 (b)	EUR	7,800,000	8,010,324
Republic of Latvia 1.375% 5/16/2036 (b)	EUR	1,833,000	1,599,958
Republic of Latvia 1.875% 2/19/2049 (b)	EUR	4,878,000	3,622,477
Republic of Latvia 2.25% 2/15/2047 (b)	EUR	1,380,000	1,081,736
Republic of Latvia 3% 1/24/2032 (b)	EUR	4,300,000	4,545,997
Republic of Latvia 3.875% 3/25/2027 (b)	EUR	16,600,000	18,361,255
Republic of Latvia 3.875% 5/22/2029 (b)	EUR	3,600,000	4,042,723
TOTAL LATVIA			62,306,157
LITHUANIA - 0.4%
Lithuania Government 0.5% 7/28/2050 (b)	EUR	6,985,000	3,441,319
Lithuania Government 0.75% 5/6/2030 (b)	EUR	3,462,000	3,332,840
Lithuania Government 0.75% 7/15/2051 (b)	EUR	2,250,000	1,154,885
Lithuania Government 0.95% 5/26/2027 (b)	EUR	1,116,000	1,165,630
Lithuania Government 1.625% 6/19/2049 (b)	EUR	1,009,000	720,081
Lithuania Government 2.1% 5/26/2047 (b)	EUR	3,903,000	3,140,167
Lithuania Government 2.125% 10/22/2035 (b)	EUR	6,210,000	5,772,709
Lithuania Government 2.125% 10/29/2026 (b)	EUR	4,140,000	4,452,722
Lithuania Government 2.125% 6/1/2032 (b)	EUR	8,400,000	8,393,163
Lithuania Government 3.5% 2/13/2034 (b)	EUR	5,800,000	6,238,238
Lithuania Government 3.875% 6/14/2033 (b)	EUR	5,200,000	5,782,671
Lithuania Government 4.125% 4/25/2028 (b)	EUR	13,600,000	15,312,289
TOTAL LITHUANIA			58,906,714
LUXEMBOURG - 0.5%
Luxembourg Government 0% 11/13/2026 (b)	EUR	10,726,000	11,199,817
Luxembourg Government 0% 4/28/2025 (b)	EUR	174,000	187,841
Luxembourg Government 0% 4/28/2030 (b)	EUR	1,879,000	1,781,888
Luxembourg Government 0.625% 2/1/2027 (b)	EUR	5,651,000	5,986,996
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (b)	EUR	12,200,000	11,229,861
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (b)	EUR	6,197,000	5,426,187
State of the Grand-Duchy of Luxembourg 1.375% 5/25/2029 (b)	EUR	3,870,000	3,994,012
State of the Grand-Duchy of Luxembourg 1.75% 5/25/2042 (b)	EUR	6,730,000	5,663,878
State of the Grand-Duchy of Luxembourg 2.875% 3/1/2034 (b)	EUR	5,100,000	5,487,123
State of the Grand-Duchy of Luxembourg 3% 3/2/2033 (b)	EUR	8,500,000	9,278,365
State of the Grand-Duchy of Luxembourg 3.25% 3/2/2043 (b)	EUR	5,700,000	5,916,159
TOTAL LUXEMBOURG			66,152,127
NETHERLANDS - 4.7%
Dutch Government 0% 1/15/2026 (b)(c)	EUR	19,920,000	21,187,390
Dutch Government 0% 1/15/2027 (b)(c)	EUR	10,784,000	11,244,218
Dutch Government 0% 1/15/2029 (b)(c)	EUR	4,200,000	4,166,494
Dutch Government 0% 1/15/2038 (b)(c)	EUR	28,830,000	21,038,440
Dutch Government 0% 1/15/2052 (b)(c)	EUR	17,227,000	8,176,472
Dutch Government 0% 7/15/2030 (b)(c)	EUR	50,213,000	47,690,291
Dutch Government 0% 7/15/2031 (b)(c)	EUR	43,851,000	40,361,900
Dutch Government 0.25% 7/15/2029 (b)(c)	EUR	37,500,000	37,095,983
Dutch Government 0.5% 1/15/2040 (b)(c)	EUR	42,689,000	31,919,374
Dutch Government 0.5% 7/15/2026 (b)(c)	EUR	9,511,000	10,084,421
Dutch Government 0.5% 7/15/2032 (b)(c)	EUR	16,600,000	15,379,290
Dutch Government 0.75% 7/15/2027 (b)(c)	EUR	58,202,000	61,066,156
Dutch Government 0.75% 7/15/2028 (b)(c)	EUR	78,754,000	81,225,868
Dutch Government 2% 1/15/2054 (b)(c)	EUR	53,400,000	44,924,268
Dutch Government 2.5% 1/15/2033 (b)(c)	EUR	11,430,000	12,166,220
Dutch Government 2.5% 7/15/2033 (b)(c)	EUR	26,500,000	28,055,343
Dutch Government 2.5% 7/15/2034 (b)(c)	EUR	46,100,000	48,321,835
Dutch Government 2.75% 1/15/2047 (b)(c)	EUR	7,665,000	7,726,882
Dutch Government 3.25% 1/15/2044 (b)(c)	EUR	41,100,000	44,922,730
Dutch Government 3.75% 1/15/2042 (b)(c)	EUR	45,030,000	52,388,435
Dutch Government 4% 1/15/2037 (b)(c)	EUR	8,170,000	9,678,269
TOTAL NETHERLANDS			638,820,279
NEW ZEALAND - 2.3%
New Zealand Government 0.25% 5/15/2028	NZD	39,600,000	20,195,939
New Zealand Government 0.5% 5/15/2026	NZD	69,879,000	38,367,741
New Zealand Government 1.5% 5/15/2031	NZD	58,500,000	28,424,006
New Zealand Government 1.75% 5/15/2041	NZD	18,664,000	6,803,792
New Zealand Government 2% 5/15/2032	NZD	41,113,000	20,035,758
New Zealand Government 2.75% 4/15/2037 (b)	NZD	45,131,000	20,882,591
New Zealand Government 2.75% 5/15/2051	NZD	31,500,000	11,712,850
New Zealand Government 3% 4/20/2029	NZD	131,094,000	72,004,479
New Zealand Government 3.5% 4/14/2033 (b)	NZD	28,700,000	15,282,052
New Zealand Government 4.25% 5/15/2034	NZD	82,700,000	46,051,898
New Zealand Government 4.5% 4/15/2027 (b)	NZD	49,800,000	28,790,232
New Zealand Government 5% 5/15/2054	NZD	9,700,000	5,356,719
TOTAL NEW ZEALAND			313,908,057
NORWAY - 1.3%
Kingdom of Norway 1.25% 9/17/2031 (b)(c)	NOK	69,261,000	5,557,628
Kingdom of Norway 1.375% 8/19/2030 (b)(c)	NOK	313,381,000	26,078,594
Kingdom of Norway 1.5% 2/19/2026 (b)(c)	NOK	76,672,000	7,120,023
Kingdom of Norway 1.75% 2/17/2027 (b)(c)	NOK	559,982,000	51,235,955
Kingdom of Norway 1.75% 9/6/2029 (b)(c)	NOK	128,390,000	11,137,055
Kingdom of Norway 2% 4/26/2028 (b)(c)	NOK	45,900,000	4,141,384
Kingdom of Norway 2.125% 5/18/2032 (b)(c)	NOK	142,533,000	11,954,810
Kingdom of Norway 3% 8/15/2033 (b)(c)	NOK	97,000,000	8,535,911
Kingdom of Norway 3.5% 10/6/2042 (b)(c)	NOK	116,800,000	10,512,433
Kingdom of Norway 3.625% 4/13/2034 (b)(c)	NOK	310,900,000	28,603,852
Kingdom of Norway 3.75% 6/12/2035 (b)(c)	NOK	72,500,000	6,721,929
TOTAL NORWAY			171,599,574
PORTUGAL - 4.0%
Portugal Obrigacoes do Tesouro OT 0.3% 10/17/2031 (b)(c)	EUR	12,800,000	11,861,844
Portugal Obrigacoes do Tesouro OT 0.475% 10/18/2030 (b)(c)	EUR	16,191,000	15,656,191
Portugal Obrigacoes do Tesouro OT 0.7% 10/15/2027 (b)(c)	EUR	33,005,000	34,438,680
Portugal Obrigacoes do Tesouro OT 0.9% 10/12/2035 (b)(c)	EUR	14,477,000	12,389,843
Portugal Obrigacoes do Tesouro OT 1% 4/12/2052 (b)(c)	EUR	27,715,000	15,721,033
Portugal Obrigacoes do Tesouro OT 1.15% 4/11/2042 (b)(c)	EUR	27,900,000	20,526,310
Portugal Obrigacoes do Tesouro OT 1.65% 7/16/2032 (b)(c)	EUR	44,840,000	44,741,442
Portugal Obrigacoes do Tesouro OT 1.95% 6/15/2029 (b)(c)	EUR	97,074,000	103,129,419
Portugal Obrigacoes do Tesouro OT 2.875% 10/15/2025 (b)(c)	EUR	3,988,000	4,327,964
Portugal Obrigacoes do Tesouro OT 2.875% 10/20/2034 (b)(c)	EUR	91,500,000	96,458,055
Portugal Obrigacoes do Tesouro OT 2.875% 7/21/2026 (b)(c)	EUR	55,250,000	60,402,330
Portugal Obrigacoes do Tesouro OT 3% 6/15/2035 (b)(c)	EUR	3,300,000	3,489,937
Portugal Obrigacoes do Tesouro OT 3.625% 6/12/2054 (b)(c)	EUR	8,200,000	8,329,722
Portugal Obrigacoes do Tesouro OT 3.875% 2/15/2030 (b)(c)	EUR	16,065,000	18,486,595
Portugal Obrigacoes do Tesouro OT 4.1% 2/15/2045 (b)(c)	EUR	24,247,000	27,320,760
Republic of Portugal 2.125% 10/17/2028 (b)(c)	EUR	33,085,000	35,583,129
Republic of Portugal 4.1% 4/15/2037 (b)(c)	EUR	24,573,000	28,323,500
TOTAL PORTUGAL			541,186,754
SINGAPORE - 2.8%
Republic of Singapore 1.25% 11/1/2026	SGD	36,300,000	26,494,687
Republic of Singapore 1.625% 7/1/2031	SGD	18,254,000	12,832,962
Republic of Singapore 1.875% 10/1/2051	SGD	41,700,000	25,916,389
Republic of Singapore 1.875% 3/1/2050	SGD	13,850,000	8,700,494
Republic of Singapore 2.125% 6/1/2026	SGD	23,013,000	17,044,581
Republic of Singapore 2.25% 8/1/2036	SGD	8,615,000	6,123,676
Republic of Singapore 2.375% 7/1/2039	SGD	5,400,000	3,842,398
Republic of Singapore 2.625% 5/1/2028	SGD	3,800,000	2,839,717
Republic of Singapore 2.625% 8/1/2032	SGD	15,000,000	11,159,141
Republic of Singapore 2.75% 3/1/2035	SGD	14,600,000	10,908,897
Republic of Singapore 2.75% 3/1/2046	SGD	21,500,000	15,964,296
Republic of Singapore 2.75% 4/1/2042	SGD	49,317,000	36,779,789
Republic of Singapore 2.875% 7/1/2029	SGD	3,553,000	2,681,509
Republic of Singapore 2.875% 8/1/2028	SGD	22,500,000	16,956,315
Republic of Singapore 2.875% 9/1/2027	SGD	36,200,000	27,183,929
Republic of Singapore 3% 8/1/2072 (b)	SGD	23,100,000	17,949,866
Republic of Singapore 3.375% 5/1/2034	SGD	45,000,000	35,402,779
Republic of Singapore 3.375% 9/1/2033	SGD	23,600,000	18,501,808
Republic of Singapore 3.5% 3/1/2027	SGD	18,124,000	13,747,827
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	93,300,000	70,735,209
TOTAL SINGAPORE			381,766,269
SLOVAKIA - 1.6%
Slovak Republic 0.125% 6/17/2027 (b)	EUR	15,970,000	16,468,620
Slovak Republic 0.375% 4/21/2036 (b)	EUR	5,220,000	4,015,981
Slovak Republic 1% 10/13/2051 (b)	EUR	920,000	497,770
Slovak Republic 1% 10/9/2030 (b)	EUR	14,233,000	14,010,801
Slovak Republic 1% 5/14/2032 (b)	EUR	8,481,000	7,937,072
Slovak Republic 1% 6/12/2028 (b)	EUR	13,930,000	14,395,993
Slovak Republic 1.375% 1/21/2027 (b)	EUR	3,150,000	3,350,873
Slovak Republic 1.875% 3/9/2037 (b)	EUR	4,837,000	4,306,456
Slovak Republic 2% 10/17/2047 (b)	EUR	18,134,000	13,560,361
Slovak Republic 2.25% 6/12/2068 (b)	EUR	6,082,000	4,071,688
Slovak Republic 3.625% 1/16/2029 (b)	EUR	23,871,000	26,781,265
Slovak Republic 3.625% 6/8/2033 (b)	EUR	24,500,000	26,990,228
Slovak Republic 3.75% 2/23/2035 (b)	EUR	11,900,000	13,063,699
Slovak Republic 3.75% 3/6/2034 (b)	EUR	45,800,000	50,514,011
Slovak Republic 3.875% 2/8/2033 (b)	EUR	3,054,000	3,426,951
Slovak Republic 4% 2/23/2043 (b)	EUR	7,600,000	8,192,199
TOTAL SLOVAKIA			211,583,968
SLOVENIA - 0.8%
Republic of Slovenia 0% 2/12/2031 (b)	EUR	11,100,000	10,233,122
Republic of Slovenia 0.125% 7/1/2031 (b)	EUR	5,960,000	5,468,038
Republic of Slovenia 0.4875% 10/20/2050 (b)	EUR	6,065,000	2,997,864
Republic of Slovenia 0.6875% 3/3/2081 (b)	EUR	8,248,000	2,838,957
Republic of Slovenia 0.875% 7/15/2030 (b)	EUR	14,118,000	13,964,004
Republic of Slovenia 1% 3/6/2028 (b)	EUR	9,000,000	9,400,457
Republic of Slovenia 1.1875% 3/14/2029 (b)	EUR	4,421,000	4,566,204
Republic of Slovenia 1.5% 3/25/2035 (b)	EUR	6,884,000	6,320,140
Republic of Slovenia 1.75% 11/3/2040 (b)	EUR	8,240,000	6,920,551
Republic of Slovenia 2.125% 7/28/2025 (b)	EUR	261,000	281,976
Republic of Slovenia 2.25% 3/3/2032 (b)	EUR	6,950,000	7,175,637
Republic of Slovenia 3% 3/10/2034 (b)	EUR	17,000,000	18,020,893
Republic of Slovenia 3.125% 8/7/2045 (b)	EUR	6,338,000	6,206,929
Republic of Slovenia 3.625% 3/11/2033 (b)	EUR	4,400,000	4,939,286
Republic of Slovenia 5.125% 3/30/2026 (b)	EUR	12,292,000	13,680,111
TOTAL SLOVENIA			113,014,169
SPAIN - 4.7%
Spanish Kingdom 0% 1/31/2027	EUR	31,580,000	32,843,021
Spanish Kingdom 0% 1/31/2028	EUR	25,308,000	25,661,762
Spanish Kingdom 0.5% 10/31/2031 (b)(c)	EUR	7,736,000	7,173,803
Spanish Kingdom 0.6% 10/31/2029 (b)(c)	EUR	19,277,000	19,054,369
Spanish Kingdom 0.7% 4/30/2032 (b)(c)	EUR	5,430,000	5,028,846
Spanish Kingdom 0.8% 7/30/2027 (b)(c)	EUR	23,656,000	24,776,735
Spanish Kingdom 0.8% 7/30/2029	EUR	24,230,000	24,321,890
Spanish Kingdom 0.85% 7/30/2037 (b)(c)	EUR	23,974,000	18,940,651
Spanish Kingdom 1% 10/31/2050 (b)(c)	EUR	15,809,000	9,024,664
Spanish Kingdom 1% 7/30/2042 (b)(c)	EUR	11,860,000	8,281,880
Spanish Kingdom 1.2% 10/31/2040 (b)(c)	EUR	600,000	453,757
Spanish Kingdom 1.25% 10/31/2030 (b)(c)	EUR	8,115,000	8,101,726
Spanish Kingdom 1.4% 4/30/2028 (b)(c)	EUR	14,259,000	15,004,986
Spanish Kingdom 1.45% 10/31/2071 (b)(c)	EUR	25,659,000	12,661,188
Spanish Kingdom 1.45% 4/30/2029 (b)(c)	EUR	8,730,000	9,057,924
Spanish Kingdom 1.9% 10/31/2052 (b)(c)	EUR	12,800,000	8,938,133
Spanish Kingdom 1.95% 4/30/2026 (b)(c)	EUR	11,790,000	12,729,175
Spanish Kingdom 2.4% 5/31/2028	EUR	8,300,000	8,982,598
Spanish Kingdom 2.5% 5/31/2027	EUR	32,900,000	35,802,093
Spanish Kingdom 2.55% 10/31/2032 (b)(c)	EUR	39,300,000	41,110,600
Spanish Kingdom 2.7% 1/31/2030	EUR	25,800,000	27,942,622
Spanish Kingdom 2.7% 10/31/2048 (b)(c)	EUR	443,000	387,542
Spanish Kingdom 2.8% 5/31/2026	EUR	14,700,000	16,014,427
Spanish Kingdom 2.9% 10/31/2046 (b)(c)	EUR	720,000	663,596
Spanish Kingdom 3.1% 7/30/2031	EUR	18,500,000	20,255,161
Spanish Kingdom 3.15% 4/30/2033 (b)(c)	EUR	7,100,000	7,698,012
Spanish Kingdom 3.25% 4/30/2034 (b)(c)	EUR	6,600,000	7,133,526
Spanish Kingdom 3.45% 10/31/2034 (b)(c)	EUR	57,500,000	62,821,367
Spanish Kingdom 3.45% 7/30/2043 (b)(c)	EUR	48,000,000	48,815,868
Spanish Kingdom 3.5% 5/31/2029	EUR	37,800,000	42,400,303
Spanish Kingdom 3.55% 10/31/2033 (b)(c)	EUR	27,400,000	30,434,787
Spanish Kingdom 4.2% 1/31/2037 (b)(c)	EUR	6,230,000	7,182,455
Spanish Kingdom 5.15% 10/31/2044 (b)(c)	EUR	14,225,000	18,003,268
Spanish Kingdom 5.75% 7/30/2032	EUR	6,620,000	8,449,196
Spanish Kingdom 6% 1/31/2029	EUR	6,030,000	7,358,435
TOTAL SPAIN			633,510,366
SWEDEN - 1.4%
Sweden Kingdom 0.125% 5/12/2031 (b)	SEK	396,665,000	34,324,202
Sweden Kingdom 0.5% 11/24/2045 (b)	SEK	39,360,000	2,494,507
Sweden Kingdom 0.75% 11/12/2029 (b)	SEK	323,220,000	29,917,417
Sweden Kingdom 0.75% 5/12/2028 (b)	SEK	295,460,000	28,068,083
Sweden Kingdom 1% 11/12/2026 (b)	SEK	276,075,000	26,948,884
Sweden Kingdom 1.375% 6/23/2071 (b)	SEK	34,910,000	2,025,597
Sweden Kingdom 1.75% 11/11/2033 (b)	SEK	156,700,000	14,613,517
Sweden Kingdom 2.25% 5/11/2035 (b)	SEK	187,300,000	17,989,768
Sweden Kingdom 2.25% 6/1/2032 (b)	SEK	87,865,000	8,589,469
Sweden Kingdom 3.5% 3/30/2039 (b)	SEK	171,525,000	18,459,099
TOTAL SWEDEN			183,430,543
SWITZERLAND - 2.2%
Swiss Confederation 0% 6/22/2029 (b)	CHF	36,300,000	40,600,444
Swiss Confederation 0% 6/26/2034 (b)	CHF	48,000,000	51,808,207
Swiss Confederation 0% 7/24/2039 (b)	CHF	2,070,000	2,123,359
Swiss Confederation 0.25% 6/23/2035 (b)	CHF	9,610,000	10,525,247
Swiss Confederation 0.5% 5/24/2055 (b)	CHF	17,600,000	18,922,338
Swiss Confederation 0.5% 5/27/2030 (b)	CHF	9,900,000	11,299,283
Swiss Confederation 0.5% 5/30/2058 (b)	CHF	3,907,000	4,197,002
Swiss Confederation 0.5% 6/28/2045 (b)	CHF	1,736,000	1,890,085
Swiss Confederation 1.25% 5/28/2026 (b)	CHF	5,574,000	6,384,772
Swiss Confederation 1.25% 6/27/2037 (b)	CHF	6,501,000	7,882,854
Swiss Confederation 1.25% 6/28/2043 (b)	CHF	25,000,000	30,942,269
Swiss Confederation 1.5% 4/30/2042 (b)	CHF	14,124,000	17,978,908
Swiss Confederation 2% 6/25/2064 (b)	CHF	7,842,000	12,817,198
Swiss Confederation 2.5% 3/8/2036 (b)	CHF	3,128,000	4,252,977
Swiss Confederation 3.5% 4/8/2033 (b)	CHF	26,804,000	37,592,496
Swiss Confederation 4% 1/6/2049 (b)	CHF	19,826,000	38,455,090
Swiss Confederation 4% 4/8/2028 (b)	CHF	2,610,000	3,287,576
TOTAL SWITZERLAND			300,960,105
UNITED KINGDOM - 4.3%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/31/2028 (b)	GBP	2,396,000	2,783,564
United Kingdom of Great Britain and Northern Ireland 0.25% 7/31/2031 (b)	GBP	12,200,000	12,308,052
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2026 (b)	GBP	21,340,000	26,090,861
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (b)	GBP	12,977,000	13,644,130
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (b)	GBP	29,000,000	32,765,643
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (b)	GBP	155,000	134,488
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (b)	GBP	692,000	408,508
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (b)	GBP	81,900,000	35,303,566
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (b)	GBP	54,457,000	40,694,485
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (b)	GBP	18,140,000	22,026,001
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (b)	GBP	50,140,000	28,310,244
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2026 (b)	GBP	6,200,000	7,750,062
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2028 (b)	GBP	3,570,000	4,247,398
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2071 (b)	GBP	19,072,000	10,115,647
United Kingdom of Great Britain and Northern Ireland 2.5% 7/22/2065 (b)	GBP	4,840,000	3,466,773
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (b)	GBP	400,000	396,877
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (b)	GBP	23,900,000	28,334,461
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (b)	GBP	34,400,000	35,125,837
United Kingdom of Great Britain and Northern Ireland 3.5% 10/22/2025 (b)	GBP	15,700,000	20,185,150
United Kingdom of Great Britain and Northern Ireland 3.5% 7/22/2068 (b)	GBP	1,510,000	1,399,075
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (b)	GBP	20,800,000	20,827,409
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (b)	GBP	22,400,000	28,297,061
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (b)	GBP	2,900,000	2,991,633
United Kingdom of Great Britain and Northern Ireland 4.125% 1/29/2027 (b)	GBP	12,200,000	15,739,524
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (b)	GBP	13,000,000	16,732,095
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2027 (b)	GBP	17,400,000	22,613,425
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2049 (b)	GBP	8,124,000	9,032,968
United Kingdom of Great Britain and Northern Ireland 4.25% 3/7/2036 (b)	GBP	2,199,000	2,721,611
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (b)	GBP	2,800,000	3,588,611
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (b)	GBP	65,200,000	81,857,988
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (b)	GBP	6,500,000	7,785,959
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (b)	GBP	8,500,000	11,086,697
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (b)	GBP	6,200,000	8,025,989
United Kingdom of Great Britain and Northern Ireland 4.75% 12/7/2030 (b)	GBP	22,792,000	30,212,534
TOTAL UNITED KINGDOM			587,004,326
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,800,633,529)			13,451,426,051

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $8,255,011)	4.32	8,253,361	8,255,012

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $14,808,888,540)	13,459,681,063
NET OTHER ASSETS (LIABILITIES) - 0.8%	110,168,438
NET ASSETS - 100.0%	13,569,849,501

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	245	Jun 2025	31,204,750	(252,851)	(252,851)
ICE GILT Index Contrats (United Kingdom)	480	Jun 2025	56,851,468	(470,558)	(470,558)

TOTAL FUTURES CONTRACTS					(723,409)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,047,756,000	USD	661,238,812	State Street Bank & Trust Co	4/02/25	(6,548,474)
AUD	18,778,000	USD	11,728,005	Canadian Imperial Bank of Commerce	5/02/25	8,274
CAD	2,155,000	USD	1,503,314	Bank of America NA	4/02/25	(5,798)
CAD	963,957,000	USD	673,860,189	Royal Bank of Canada	4/02/25	(4,003,686)
CAD	36,086,000	USD	25,122,357	BNP Paribas SA	5/02/25	(9,313)
CHF	1,383,000	USD	1,567,849	Bank of America NA	4/02/25	(4,608)
CHF	301,132,000	USD	341,460,151	HSBC BANK USA	4/02/25	(1,082,622)
CHF	33,828,000	USD	38,374,164	Bank of America NA	5/02/25	(17)
DKK	1,625,065,000	USD	235,438,187	State Street Bank & Trust Co	4/02/25	90,427
EUR	7,214,486,000	USD	7,790,923,431	Bank of America NA	4/02/25	10,100,242
EUR	8,464,000	USD	9,159,995	Bank of America NA	4/02/25	(7,872)
EUR	445,821,000	USD	483,031,004	Bank of America NA	5/02/25	(184,572)
EUR	7,308,000	USD	7,917,509	Royal Bank of Canada	5/02/25	(2,580)
GBP	481,636,000	USD	624,017,234	State Street Bank & Trust Co	4/02/25	(1,863,928)
GBP	21,066,000	USD	27,189,747	BNP Paribas SA	5/02/25	20,426
HKD	175,521,000	USD	22,564,870	Bank of America NA	4/02/25	(8,534)
JPY	3,203,950,000	USD	21,481,971	Bank of America NA	4/02/25	(120,880)
JPY	404,640,900,000	USD	2,686,858,566	Citibank NA	4/02/25	10,927,287
JPY	14,863,051,310	USD	99,067,195	Citibank NA	4/02/25	26,420
JPY	16,303,200,000	USD	108,734,625	Royal Bank of Canada	4/02/25	(39,379)
NOK	1,854,133,227	USD	177,208,566	HSBC BANK USA	4/02/25	(971,887)
NZD	559,808,000	USD	321,105,869	Citibank NA	4/02/25	(3,274,877)
SEK	1,892,653,625	USD	189,038,516	State Street Bank & Trust Co	4/02/25	(748,496)
SGD	39,199,000	USD	29,052,219	BNP Paribas SA	4/02/25	123,472
SGD	534,102,454	USD	398,301,543	State Street Bank & Trust Co	4/02/25	(770,782)
SGD	662,000	USD	493,501	Brown Brothers Harriman & Co	5/02/25	52
USD	6,888,217	AUD	10,851,000	Bank of America NA	4/02/25	107,970
USD	647,564,391	AUD	1,034,886,000	Bank of America NA	4/02/25	915,873
USD	1,265,953	AUD	2,019,000	Bank of America NA	4/02/25	4,381
USD	8,732,956	AUD	13,985,933	Canadian Imperial Bank of Commerce	4/02/25	(6,154)
USD	664,414,818	AUD	1,052,555,000	State Street Bank & Trust Co	5/02/25	6,566,364
USD	21,129,410	CAD	30,396,981	BNP Paribas SA	4/01/25	6,460
USD	7,415,871	CAD	10,573,000	Brown Brothers Harriman & Co	4/02/25	68,663
USD	663,598,704	CAD	955,539,000	Royal Bank of Canada	4/02/25	(408,106)
USD	676,418,740	CAD	966,183,000	Royal Bank of Canada	5/02/25	4,030,666
USD	337,661,888	CHF	302,515,000	HSBC BANK USA	4/02/25	(4,278,883)
USD	342,552,521	CHF	301,017,000	HSBC BANK USA	5/02/25	1,081,829
USD	227,303,754	DKK	1,625,065,000	State Street Bank & Trust Co	4/02/25	(8,224,860)
USD	236,970,989	DKK	1,632,614,000	State Street Bank & Trust Co	5/02/25	(87,966)
USD	7,904,355	EUR	7,308,000	Royal Bank of Canada	4/01/25	2,214
USD	79,399,151	EUR	76,399,000	BNP Paribas SA	4/02/25	(3,211,088)
USD	326,012,910	EUR	301,387,167	Bank of America NA	4/02/25	122,968
USD	19,695,133	EUR	18,162,000	HSBC BANK USA	4/02/25	56,562
USD	7,443,415,634	EUR	7,135,648,000	State Street Bank & Trust Co	4/02/25	(272,360,510)
USD	7,818,268,167	EUR	7,228,121,000	Bank of America NA	5/02/25	(10,148,251)
USD	17,566,184	GBP	13,609,000	BNP Paribas SA	4/02/25	(13,242)
USD	620,189	GBP	479,000	Bank of America NA	4/02/25	1,440
USD	3,738,545	GBP	2,895,000	Bank of America NA	4/02/25	(1,071)
USD	604,093,397	GBP	478,411,000	HSBC BANK USA	4/02/25	(13,894,015)
USD	626,149,914	GBP	483,319,000	State Street Bank & Trust Co	5/02/25	1,864,640
USD	115,282	HKD	896,000	Bank of America NA	4/02/25	136
USD	22,468,858	HKD	174,625,000	Citibank NA	4/02/25	27,668
USD	22,665,666	HKD	176,161,000	Bank of America NA	5/02/25	6,991
USD	14,410,715	JPY	2,129,300,000	JPMorgan Chase Bank NA	4/02/25	214,435
USD	2,830,118,296	JPY	422,018,750,000	Royal Bank of Canada	4/02/25	16,472,387
USD	53,496,394	JPY	7,999,150,000	Citibank NA	5/02/25	(14,565)
USD	2,707,893,588	JPY	406,445,350,000	Citibank NA	5/02/25	(11,055,385)
USD	6,858,223	NOK	77,191,000	JPMorgan Chase Bank NA	4/02/25	(478,836)
USD	158,338,542	NOK	1,776,944,000	State Street Bank & Trust Co	4/02/25	(10,561,246)
USD	178,038,158	NOK	1,862,799,000	HSBC BANK USA	5/02/25	975,199
USD	315,879,506	NZD	559,809,000	Bank of America NA	4/02/25	(1,952,054)
USD	323,945,978	NZD	564,355,000	Citibank NA	5/02/25	3,283,982
USD	2,573,428	SEK	26,024,000	Bank of America NA	4/02/25	(15,561)
USD	174,815,395	SEK	1,872,633,000	State Street Bank & Trust Co	4/02/25	(11,482,880)
USD	189,179,591	SEK	1,890,623,000	State Street Bank & Trust Co	5/02/25	749,380
USD	1,836,989	SGD	2,468,546	Brown Brothers Harriman & Co	4/01/25	(342)
USD	13,494,731	SGD	17,948,000	Canadian Imperial Bank of Commerce	4/02/25	136,091
USD	414,915,852	SGD	557,822,000	State Street Bank & Trust Co	4/02/25	(269,292)
USD	399,241,981	SGD	534,486,000	State Street Bank & Trust Co	5/02/25	756,934

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(309,362,779)
Unrealized Appreciation						58,749,833
Unrealized Depreciation						(368,112,612)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,888,286,102 or 65.5% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,671,253,982 or 34.4% of net assets.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,995,194.
(e)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $349,433,440.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	83,892,675	380,427,804	456,065,468	281,519	-	1	8,255,012	8,253,361	0.0%
Total	83,892,675	380,427,804	456,065,468	281,519	-	1	8,255,012

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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